Inventory (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Inventory
Amount of inventory recognized as an expense	$ 18,504	$ 11,137	$ 48,335	$ 30,597